First Trust Nasdaq Lux Digital Health Solutions ETF Investment Objectives and Goals - First Trust Nasdaq Lux Digital Health Solutions ETF	Sep. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	First Trust Nasdaq Lux Digital Health Solutions ETF (EKG)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The First Trust Nasdaq Lux Digital Health Solutions ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq Lux Health TechTM Index (the “Index”).